Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.37

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2025120579			XXX	Property Type	propertyValuationPage	XXX	XXX	Property is a XXX per 1008, XXX, appraisal.
2025120579			XXX	Verified Doc Type	employmentIncomePage	XXX	XXX	XXX months banks statements is verified.
2025120579			XXX	Qualifying Total Housing Expense PITIA	diligenceFinalLookPage	XXX	XXX	True data includes PITIA while tape data does not include XXX amount of $XXX.
2025120579			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	Audited DTI is XXX and lender DTI is XXX. The difference is XXX which is within the tolerance.
2025120551			XXX	Note Date	notePage	XXX	XXX	Note date verified from Note document page XXX.
2025120551			XXX	Verified Doc Type	employmentIncomePage	XXX	XXX	Doctype updated per XXX & documentation.
2025120551			XXX	Qualifying Total Housing Expense PITIA	diligenceFinalLookPage	XXX	XXX	Qualifying Total Housing expenses PITIA is matching with 1008 Tape data not included Taxes and Insurance.
2025120551			XXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXX	XXX	DTI discrepancy on the loan, as per the DTI calculations our calculated DTI is XXX% but Originator DTI is XXX%. Variance is XXX within tolerance due to the difference in all other monthly payment and Insurance, our calculated all other monthly payment is XXX + Tradelines $XXX whereas underwriter has considered as per 1008 page XXX is $XXX and our calculated insurance as per Insurance page XXX XXX annual premium $XXX=$XXX and XXX $XXX which is matching with final cd page XXX whereas 1008 shows incorrect Hazard Insurance $XXX.